Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jun. 25, 2024 USD ($) shares $ / shares	Apr. 03, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Compensation Committee approves all equity award grants, including to our NEOs, on or before the grant date, except to the extent the Compensation Committee or the Board has delegated to management the authority to grant such awards to certain employees. Annual equity awards are typically determined, reviewed and approved at the first Compensation Committee meeting of the fiscal year. On occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. In 2024, the Compensation Committee did not take into account material non-public information when determining the timing or terms of equity awards, nor did we time disclosure of material non-public information for the purpose of affecting the value of executive compensation. During 2024, the Company did grant stock option awards to NEOs during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K). The following information regarding such option grants is provided in accordance with Item 402(x) of Regulation S-K:

Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value
Percentage Change
in Closing Market
Price of the Securities
Underlying the
Award Between the
Trading Day Ending
Immediately Prior to
the Disclosure of
Material Nonpublic
Information and the
Trading Day Beginning
Immediately Following
the Disclosure of
Material Nonpublic
Information

Deanna White	4/3/2024	157,143	$6.17	$141,481	(6.4)%
	6/25/2024	125,151	$2.63	$182,666	(10.6)%
Oliver Reeves	4/3/2024	107,143	$6.17	$96,422	(6.4)%

Award Timing Method	The Compensation Committee approves all equity award grants, including to our NEOs, on or before the grant date, except to the extent the Compensation Committee or the Board has delegated to management the authority to grant such awards to certain employees. Annual equity awards are typically determined, reviewed and approved at the first Compensation Committee meeting of the fiscal year. On occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In 2024, the Compensation Committee did not take into account material non-public information when determining the timing or terms of equity awards, nor did we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	The following information regarding such option grants is provided in accordance with Item 402(x) of Regulation S-K:

Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value
Percentage Change
in Closing Market
Price of the Securities
Underlying the
Award Between the
Trading Day Ending
Immediately Prior to
the Disclosure of
Material Nonpublic
Information and the
Trading Day Beginning
Immediately Following
the Disclosure of
Material Nonpublic
Information

Deanna White	4/3/2024	157,143	$6.17	$141,481	(6.4)%
	6/25/2024	125,151	$2.63	$182,666	(10.6)%
Oliver Reeves	4/3/2024	107,143	$6.17	$96,422	(6.4)%

Deanna White [Member]
Awards Close in Time to MNPI Disclosures
Name		Deanna White	Deanna White
Underlying Securities | shares		125,151	157,143
Exercise Price | $ / shares		$ 2.63	$ 6.17
Fair Value as of Grant Date | $		$ 182,666	$ 141,481
Underlying Security Market Price Change		(0.106)	(0.064)
Oliver Reeves [Member]
Awards Close in Time to MNPI Disclosures
Name			Oliver Reeves
Underlying Securities | shares			107,143
Exercise Price | $ / shares			$ 6.17
Fair Value as of Grant Date | $			$ 96,422
Underlying Security Market Price Change			(0.064)